EQUITY (Details 1) ¥ in Thousands, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares
Equity
Number of shares, Beginning balance	8,377,897	8,377,897	40,948,082	40,948,082
Issued capital, Beginning	$ 62,029	¥ 450,782	$ 62,029	¥ 450,782
Effect of Five-to-One Share Combination			(32,750,185)	(32,750,185)
Equity-settled share-based payments			180,000	180,000
Common shares issued through private placement	1,487,870	1,487,870
Number of shares, Ending balance	9,865,767	9,865,767	8,377,897	8,377,897
Issued capital, Ending	$ 62,029	¥ 450,782	$ 62,029	¥ 450,782